Investor A Institutional [Member] Expense Example - Investor A Institutional [Member] - iShares Municipal Bond Index Fund	Dec. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	740
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	$ 387